Assets and Liabilities for insurance and reinsurance contracts - Summary of issued insurance contracts' net asset or liability (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	S/ 12,205,641
Insurance service result	(169,789)	S/ (178,392)	S/ (252,854)
Total changes in the statement of income and other comprehensive income	71,249	67,062	(46,697)
Balance as of December 31	12,522,352	12,205,641
Risk adjustment [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	5,257	5,411
Insurance service result	(990)	(81)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	4	(73)
Total changes in the statement of income and other comprehensive income	(986)	(154)
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	4,271	5,257	5,411
Contractual service margin [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Contractual service margin recognized for services provided	(94,596)	(80,778)
Contracts initially recognized in the period	269,737	289,323
Changes in estimates that adjust the contractual service margin	(95,243)	(98,705)
Insurance service result	79,898	109,840
Insurance financial expenses	46,348	37,868
Effect of movements in exchange rates	1,735	(4,637)
Total changes in the statement of income and other comprehensive income	127,981	143,071
Life insurance [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	12,117,909	11,133,966
Contractual service margin recognized for services provided	(94,596)	(80,778)
Risk adjustment recognized for the risk expired	(12,257)	(306)
Experience adjustments	(30,427)	(114,952)
Contracts initially recognized in the period	22,259	48,857
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that do not adjust the contractual service margin	51,954	88,567
Adjustments to liabilities for incurred claims	(6,806)	2,866
Insurance service result	(69,873)	(55,746)
Insurance financial expenses	654,828	1,509,316
Insurance financial result	595,274	553,685
Interest rate effect	59,554	955,631
Effect of movements in exchange rates	71,305	(118,652)
Total changes in the statement of income and other comprehensive income	656,260	1,334,918
Cash flows	(320,911)	(350,975)
Premiums received	812,221	737,205
Claims and other expenses paid	(1,039,615)	(996,755)
Insurance acquisition cash flows	(93,517)	(91,425)
Balance as of December 31	12,453,258	12,117,909	11,133,966
Life insurance [member] | Estimates of the present value of future cash flows [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	11,072,275	10,256,194
Contractual service margin recognized for services provided	0	0
Risk adjustment recognized for the risk expired	0	0
Experience adjustments	(30,427)	(114,952)
Contracts initially recognized in the period	(260,895)	(249,907)
Changes in estimates that adjust the contractual service margin	101,713	98,096
Changes in estimates that do not adjust the contractual service margin	88,456	70,637
Adjustments to liabilities for incurred claims	(6,806)	2,866
Insurance service result	(107,959)	(193,260)
Insurance financial expenses	593,390	1,471,337
Insurance financial result	533,836	515,706
Interest rate effect	59,554	955,631
Effect of movements in exchange rates	68,328	(111,021)
Total changes in the statement of income and other comprehensive income	553,759	1,167,056
Cash flows	(320,911)	(350,975)
Premiums received	812,221	737,205
Claims and other expenses paid	(1,039,615)	(996,755)
Insurance acquisition cash flows	(93,517)	(91,425)
Balance as of December 31	11,305,123	11,072,275	10,256,194
Life insurance [member] | Risk adjustment [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	302,764	277,973
Contractual service margin recognized for services provided	0	0
Risk adjustment recognized for the risk expired	(12,257)	(306)
Experience adjustments	0	0
Contracts initially recognized in the period	13,417	9,441
Changes in estimates that adjust the contractual service margin	(6,470)	609
Changes in estimates that do not adjust the contractual service margin	(36,502)	17,930
Adjustments to liabilities for incurred claims	0	0
Insurance service result	(41,812)	27,674
Insurance financial expenses	15,090	111
Insurance financial result	15,090	111
Interest rate effect	0	0
Effect of movements in exchange rates	1,242	(2,994)
Total changes in the statement of income and other comprehensive income	(25,480)	24,791
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	277,284	302,764	277,973
Life insurance [member] | Contractual service margin [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	742,870	599,799
Contractual service margin recognized for services provided	(94,596)	(80,778)
Risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Contracts initially recognized in the period	269,737	289,323
Changes in estimates that adjust the contractual service margin	(95,243)	(98,705)
Changes in estimates that do not adjust the contractual service margin	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	79,898	109,840
Insurance financial expenses	46,348	37,868
Insurance financial result	46,348	37,868
Interest rate effect	0	0
Effect of movements in exchange rates	1,735	(4,637)
Total changes in the statement of income and other comprehensive income	127,981	143,071
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	S/ 870,851	S/ 742,870	S/ 599,799